Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total short-term debt	$ 13,717	$ 14,785
Notes payable after one year	87,310	89,253
Unamortized discount	7	2
Unamortized debt issuance costs	(214)	(211)
Fair value adjustments	538	(186)
Total long-term debt	126,312	125,361
Total debt	140,029	140,146
Debt Carrying Value Fair Value	$ 39,400	$ 38,000
Average Contractual (interest rate)	2.90%	2.80%
Average Effective (interest rate)	3.00%	2.90%
Fair value of short-term debt	$ 12,800	$ 13,800
Other short-term debt	0	80
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	4,100	3,500	$ 2,900
Fixed Interest Rate [Member]
Debt Instrument [Line Items]
Notes payable after one year	67,090	61,749
Variable Interest Rate [Member]
Debt Instrument [Line Items]
Notes payable after one year	20,220	27,504
Floating Rate Demand Notes [Member]
Debt Instrument [Line Items]
Total short-term debt	6,545	5,880
Unsecured commercial paper [Member]
Debt Instrument [Line Items]
Total short-term debt	3,560	3,749
Other short-term debt [Member]
Debt Instrument [Line Items]
Total short-term debt	2,731	4,213
Asset-backed Securities [Member]
Debt Instrument [Line Items]
Total short-term debt	881	943
Notes payable within one year	23,609	22,130
Notes payable after one year	32,162	$ 36,844
Total debt	$ 56,652
Total short-term debt [Member]
Debt Instrument [Line Items]
Average Contractual (interest rate)	2.80%	3.50%
Average Effective (interest rate)	2.80%	3.50%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Notes payable within one year	$ 15,062	$ 14,373
Notes payable after one year	55,148	$ 52,409
Total debt	$ 83,046
Total long-term debt [Member]
Debt Instrument [Line Items]
Average Contractual (interest rate)	3.00%	2.80%
Average Effective (interest rate)	3.00%	2.80%
Fair Value, Nonrecurring [Member] | Level 2 [Member]
Debt Instrument [Line Items]
Fair value of debt	$ 141,678	$ 138,888